Financial Instruments and Risk Management - Physical Delivery Contracts (Details)	Dec. 31, 2018 bbl / d
Raw Bitumen Physical Delivery Contract Jan 2019 to Oct 2019
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	1,000
Raw Bitumen Physical Delivery Contract Jan 2019 to Dec 2019
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	5,000
Raw Bitumen Physical Delivery Contract Jan 2019 to Dec 2020
Disclosure Of Detailed Information About Non-financial Instruments [Line Items]
Volume	5,000